Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Chord Energy Corp
Amendment Flag	true
Entity Central Index Key	0001486159
Document Type	8-K/A
Document Period End Date	Jun. 30, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CHRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission by Chord Energy Corporation (the “Company”) on July 7, 2022 (the “Original Form 8-K”), on July 1, 2022, the Company completed a “merger of equals” with Whiting Petroleum Corporation, a Delaware corporation (“Whiting”), pursuant to the terms of that certain Agreement and Plan of Merger, dated March 7, 2022 (the “Merger Agreement”), by and among the Company, Whiting, Ohm Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and New Ohm LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“LLC Sub”). Pursuant to the Merger Agreement, Merger Sub merged with and into Whiting, with Whiting surviving the merger as a wholly owned subsidiary of the Company (the “Company Merger”). Immediately following the Company Merger, Whiting merged with and into LLC Sub, with LLC Sub continuing as the surviving entity as a wholly owned subsidiary of the Company (the “LLC Sub Merger” and together with the Company Merger, the “Merger”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K to provide the historical and pro forma financial statements described in Item 9.01 below. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Merger.